CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS	11 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Formation and operating costs	$ 421,397
Franchise tax expense	164,008
Loss from operation costs	(585,405)
Other income (expense):
Interest earned on securities held in Trust Account	1,876
Dividends, realized and unrealized gain in Trust Account	19,097
Change in fair value of warrant liabilities	6,325,281
Non-operating expense	(625,059)
Net income (loss) before provision for income taxes	5,135,790
Net income (loss)	$ 5,135,790
Diluted net income (loss) per common stock | $ / shares	$ 0.44
Class A Common Stock Subject to Redemption
Other income (expense):
Net income (loss)	$ 3,671,658
Weighted average shares outstanding, basic | shares	8,264,526
Weighted average shares outstanding, diluted | shares	8,264,526
Basic net income (loss) per common stock | $ / shares	$ 0.44
Diluted net income (loss) per common stock | $ / shares	$ 0.44
Class A and Class B non-redeemable common stock
Other income (expense):
Net income (loss)	$ 1,464,132
Weighted average shares outstanding, basic | shares	3,295,610
Weighted average shares outstanding, diluted | shares	3,295,610
Basic net income (loss) per common stock | $ / shares	$ 0.44
Diluted net income (loss) per common stock | $ / shares	$ 0.44